Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Entity Registrant Name	Waterstone Financial, Inc.
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Entity Central Index Key	0001569994
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false